Right of Use Assets and Lease Liabilities - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of right of use assets and lease liabilities explanatory [Abstract]
Increase right of use assets	¥ 114,394	¥ 152,870
Total cash outflows for lessee leases	¥ 133,698	¥ 130,830